Revenues (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Disclosure of Net Revenues From Sales

	2021	2020	2019
Sale of products	101,184,148	84,911,070	76,427,014

- Domestic market	101,117,545	84,837,488	76,247,508
- External customers	66,603	73,582	179,506
Services rendered	3,329,855	3,084,579	4,437,963
(-) Bonuses / Discounts	(30,845,857)	(25,168,828)	(8,785,683)

Total	73,668,146	62,826,821	72,079,294